STATEMENTS OF FINANCIAL POSITION $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Non-current assets
Intangible assets	€ 770,000	€ 935,000	€ 1,228,000
Property, plant and equipment	3,196,000	3,282,000	3,721,000
Other non-current assets	2,442,000	1,706,000	3,135,000
Total non-current assets	6,408,000	5,923,000	8,084,000
Current assets
Inventories	392,000	320,000	387,000
Trade receivables	4,000,000	48,000	4,000
Tax receivables	4,373,000	9,028,000	9,833,000
Other current assets	20,260,000	17,914,000	2,811,000
Cash and cash equivalents	86,553,000	105,687,000	35,840,000
Total current assets	115,578,000	132,997,000	48,875,000
TOTAL ASSETS	121,985,000	138,920,000	56,960,000
Shareholders' equity
Share capital	409,000	386,000	268,000
Premiums related to share capital	165,072,000	139,668,000	86,012,000
Reserves	(26,815,000)	4,777,000	(14,670,000)
Foreign currency translation reserve	(164,000)
Net loss for the period	(49,635,000)	(33,619,000)	(30,218,000)
Total Shareholders' equity	88,866,000	111,211,000	41,392,000
Non-current liabilities
Long-term debt	8,837,000	10,037,000	2,000
Long-term provisions	0	2,377,000	574,000
Provisions for retirement benefit obligations	1,429,000	1,385,000	1,127,000
Total non-current liabilities	10,266,000	13,800,000	1,703,000
Current liabilities
Short-term debt	1,282,000	18,000	113,000
Short-term provisions	180,000	130,000	1,264,000
Trade payables	14,602,000	6,923,000	7,491,000
Other current liabilities	6,789,000	6,838,000	4,998,000
Total current liabilities	22,853,000	13,908,000	13,865,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 121,985,000	€ 138,920,000	€ 56,960,000